Note 18 - Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments With Off Balance Sheet Risk [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2015	2014
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$4,292	1,204
Commercial real estate mortgages	18,834	24,956
Non-real estate commercial loans	1,310	1,288
Undisbursed balance of loans closed	44,082	25,875
Unused lines of credit	96,354	86,714
Letters of credit	1,077	1,541
Total commitments to extend credit	$165,949	141,578
Forward commitments	$8,071	3,279

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Total borrowings	$9,000	1,000	2,000	2,000	4,000
Annual rental commitments under non-cancellable operating leases	6,673	830	1,559	1,418	2,866
	$15,673	1,830	3,559	3,418	6,866

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$45,513	26,752	5,408	8,343	5,010
Commitments to lend	39,450	7,072	9,612	3,812	18,954
Standby letters of credit	1,077	1,072	5	0	0
	$86,040	34,896	15,025	12,155	23,964